Revenue and Cost of Sales - Schedule of Cost of Sales (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue and Cost of Sales [Abstract]
Cost of sales (exclusive of amortization of intangible assets)	$ 38,242	$ 34,908	$ 26,264
Total cost sales (exclusive of amortization of intangible assets)	$ 38,242	$ 34,908	$ 26,264